OMB APPROVAL

OMB Number: 3235-0578
Expires: April 30, 2013
Estimated average burden
hours per response: 5.6

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-06434
Invesco Insured Municipal Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia	30309

(Address of principal executive offices)	(Zip code)
Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 5/31/11

Item 1. Schedule of Investments.

Invesco Insured Municipal Trust
Quarterly Schedule of Portfolio Holdings
May 31, 2011

Schedule of Investments
May 31, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—149.81%
Alabama—0.84%
Birmingham (City of) Airport Authority; Series 2010, Airport RB (INS-AGM) (a)	5.25%	07/01/30	$1,300	$1,326,767

Chatom (Town of) Industrial Development Board (PowerSouth Energy Cooperative);
Series 2010 A, Ref. Gulf Opportunity Zone RB (INS-AGC) (a)	5.00%	08/01/37	700	704,816

				2,031,583

Arizona—2.30%
Arizona (State of); Series 2008 A, COP (INS-AGM) (a)	5.00%	09/01/27	1,305	1,321,678

Arizona State University Board of Regents (Research Infrastructure); Series 2004, COP (INS-AMBAC) (a)	5.00%	09/01/30	2,000	2,013,860

Glendale (City of) Industrial Development Authority (Midwestern University); Series 2010, RB	5.00%	05/15/35	350	325,087

Series 2010, RB	5.13%	05/15/40	350	324,415

Maricopa Pollution Control Corp. (Arizona Public Service Co. Palo Verde); Series 2009 A, Ref. PCR (b)(c)	6.00%	05/01/14	550	596,568

Phoenix Civic Improvement Corp.; Series 2004, Jr. Lien Wastewater System RB (INS-NATL) (a)	5.00%	07/01/27	1,000	1,026,220

				5,607,828

California—26.19%
Alameda (County of) Joint Powers Authority (Juvenile Justice Refunding); Series 2008 A, Lease RB (INS-AGM) (a)	5.00%	12/01/24	1,205	1,264,997

Alhambra Unified School District (Election of 2004);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(d)	0.00%	08/01/35	1,355	275,593

Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(d)	0.00%	08/01/36	2,190	384,849

Alvord Unified School District (Election of 2007); Series 2008 A, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/27	945	963,465

Anaheim (City of) Public Financing Authority (Electric System Distribution Facilities);
Series 2007 A, RB (INS-NATL) (a)(e)	4.50%	10/01/37	16,000	14,653,280

Beverly Hills Unified School District (Election of 2008);
Series 2009, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/26	960	416,640

Series 2009, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/31	1,850	552,835

California (State of) Department of Water Resources; Series 2008 H, Power Supply RB (INS-AGM) (a)	5.00%	05/01/22	2,500	2,795,100

California (State of) Health Facilities Financing Authority (Scripps Health); Series 2010 A, RB	5.00%	11/15/36	1,700	1,547,476

California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group); Series 2010, RB	5.00%	11/01/40	800	730,056

Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(d)	0.00%	08/01/29	480	155,002

Dry Creek Joint Elementary School District (Election of 2008);
Series 2009 E, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/44	1,090	123,693

Series 2009 E, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/45	6,270	666,313

Series 2009 E, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/48	4,610	396,783

East Bay Municipal Utility District; Series 2002 A, Ref. Sub. VRD Water System RB (INS-AGM) (a)(f)	0.30%	06/01/25	890	890,000

Eastern Municipal Water District; Series 2006 A, Water & Sewer Revenue COP (INS-NATL) (a)	5.00%	07/01/32	4,000	4,027,480

El Segundo Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/32	2,705	674,573

Fontana Unified School District (Election of 2006); Series 2008 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(d)	0.00%	08/01/30	4,530	1,304,912

Golden State Tobacco Securitization Corp.; Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB (INS-FGIC) (a)	5.00%	06/01/38	1,500	1,298,880

Irvine (City of) (Reassessment District No. 85-7); Series 2007 A, VRD Limited Obligation Improvement Special Assessment Bonds (INS-AGM) (a)(f)	0.80%	09/02/32	4,000	4,000,000

Kern (County of) Board of Education; Series 2006 A, Ref. COP (INS-NATL) (a)	5.00%	06/01/31	2,000	1,787,040

See accompanying notes which are an integral part of this schedule.
               Invesco Insured Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2010 B, Sub. RB	5.00%	05/15/40	$700	$691,012

Los Angeles (City of); Series 2004 A, Unlimited Tax GO Bonds (INS-NATL) (a)	5.00%	09/01/24	3,000	3,178,800

Moreland School District (Crossover); Series 2014 C, Ref. Unlimited Tax CAB GO Bonds (INS-AMBAC) (a)(d)	0.00%	08/01/29	1,505	462,622

Oak Grove School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/28	1,080	361,994

Oakland (City of) Joint Powers Financing Authority (Oakland Administration Buildings);
Series 2008 B, Ref. Lease RB (INS-AGC) (a)	5.00%	08/01/23	725	743,959

Series 2008 B, Ref. Lease RB (INS-AGC) (a)	5.00%	08/01/25	500	508,245

Oakland (Port of);
Series 2002 L, RB (c)(g)(h)	5.00%	11/01/12	110	117,258

Series 2002 L, RB (INS-NATL) (a)(h)	5.00%	11/01/21	890	895,651

Patterson Joint Unified School District (Election of 2008);
Series 2008 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(d)	0.00%	03/01/49	4,240	319,484

Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(d)	0.00%	08/01/47	5,700	482,733

Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(d)	0.00%	08/01/48	7,670	603,399

Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1);
Series 2009 A, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/28	3,210	1,075,928

Series 2009 A, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/31	3,470	931,279

Regents of the University of California;
Series 2007 J, General RB (INS-AGM) (a)(e)	4.50%	05/15/31	3,310	3,160,818

Series 2007 J, General RB (INS-AGM) (a)(e)	4.50%	05/15/35	2,690	2,438,808

San Diego (County of) Water Authority; Series 2004 A, Water Revenue COP (INS-AGM) (a)(e)	5.00%	05/01/29	5,000	5,105,750

San Francisco (City & County of) (Laguna Honda Hospital); Series 2008 R-3, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)(e)	5.00%	06/15/28	1,000	1,023,260

Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS-AGM) (a)(b)(c)	3.50%	05/31/13	1,700	1,700,680

University of California; Series 2005 B, Limited RB (INS-AGM) (a)	5.00%	05/15/30	1,000	1,015,190

				63,725,837

Colorado—0.94%
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/41	1,075	1,077,902

Denver (City of) Convention Center Hotel Authority; Series 2006, Ref. Sr. RB (INS-SGI) (a)	5.00%	12/01/35	1,500	1,204,290

				2,282,192

Connecticut—0.52%
Connecticut (State of) Health & Educational Facility Authority (Quinnipiac University Health & Education); Series 2007 K-1, RB (INS-NATL) (a)	5.00%	07/01/27	1,225	1,258,381

District of Columbia—6.43%
District of Columbia Water & Sewer Authority;
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (a)	5.00%	10/01/28	500	526,120

Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (a)	5.00%	10/01/29	625	653,631

District of Columbia;
Series 2006 B-1, Ballpark RB (INS-NATL) (a)	5.00%	02/01/31	4,000	3,700,040

Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (a)(e)	5.00%	06/01/26	2,000	2,126,720

Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (a)(e)	5.00%	06/01/27	2,000	2,112,940

Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (a)(e)	5.00%	06/01/28	4,000	4,198,520

Series 2009 A, Sec. Income Tax RB (e)	5.25%	12/01/27	2,100	2,328,270

				15,646,241

Florida—9.94%
Citizens Property Insurance Corp. (High Risk Account); Series 2010 A-1, Sr. Sec. RB	5.00%	06/01/14	2,200	2,338,798

Miami-Dade (County of) (Building Better Communities Program); Series 2009 B-1, Unlimited Tax GO Bonds	6.00%	07/01/38	1,000	1,079,070

See accompanying notes which are an integral part of this schedule.
               Invesco Insured Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida—(continued)
Miami-Dade (County of) (Miami International Airport);
Series 2003 B, Aviation RB (INS-NATL) (a)(h)	5.25%	10/01/18	$2,155	$2,221,115

Series 2003 B, Aviation RB (INS-NATL) (a)(h)	5.25%	10/01/19	2,270	2,327,249

Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2008 A, RB (INS-BHAC) (a)	5.50%	04/01/38	1,500	1,535,940

Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB (INS-AGC) (a)	5.00%	07/01/35	1,225	1,212,260

Miami-Dade (County of); Series 2010, Water & Sewer System RB (INS-AGM) (a)	5.00%	10/01/39	1,600	1,609,968

Mid-Bay Bridge Authority; Series 2008 A, Ref. RB (INS-AGC) (a)	5.00%	10/01/27	1,265	1,231,187

Palm Beach (County of) Solid Waste Authority; Series 2009, Improvement RB (INS-BHAC) (a)	5.50%	10/01/23	1,200	1,357,020

Port St. Lucie (City of); Series 2009, Ref. Utility System RB (INS-AGC) (a)	5.00%	09/01/29	1,000	1,026,520

Tampa (City of) Sports Authority; Series 2005, Ref. Sales Tax RB (INS-AGM) (a)	5.00%	01/01/26	2,185	2,242,138

Tampa Bay Water Utility System; Series 2001 B, RB (INS-NATL) (a)	5.00%	10/01/31	6,000	6,004,320

				24,185,585

Georgia—4.00%
Atlanta (City of);
Series 1999 A, Water & Wastewater RB (INS-NATL) (a)	5.00%	11/01/29	2,000	2,000,200

Series 2004 C, Airport Passenger Facility Charge & Sub. Lien General RB (INS-AGM) (a)(e)	5.00%	01/01/33	5,000	5,010,400

Series 2010 A, General Airport RB (INS-AGM) (a)	5.00%	01/01/35	1,590	1,593,784

Metropolitan Atlanta Rapid Transit Authority; Series 2007 B, Ref. Third Indenture Sales Tax RB (INS-AGM) (a)	5.00%	07/01/34	1,110	1,119,513

				9,723,897

Hawaii—6.36%
Hawaii (State of); Series 2001, Ref. Airports System RB (INS-NATL) (a)(h)	5.25%	07/01/21	5,000	5,003,700

Honolulu (City & County of);
Series 2003 A, Unlimited Tax GO Bonds (INS-NATL) (a)	5.25%	03/01/25	5,000	5,276,150

Series 2003 A, Unlimited Tax GO Bonds (INS-NATL) (a)	5.25%	03/01/26	5,000	5,203,200

				15,483,050

Idaho—1.65%
Idaho (State of) Health Facilities Authority (St. Luke’s Regional Medical Center); Series 2005, RB (INS-AGM) (a)	5.00%	07/01/35	1,775	1,793,655

Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2008 A, Grant & RAB (INS-AGC) (a)	5.25%	07/15/25	2,065	2,228,156

				4,021,811

Illinois—15.83%
Chicago (City of) (O’Hare International Airport); Series 2005 A, General Airport Third Lien RB (INS-NATL) (a)	5.25%	01/01/25	3,000	3,094,020

Chicago (City of) O’Hare International Airport; Series 2003 B-2, Third Lien General Airport RB (INS-AGM) (a)(h)	5.75%	01/01/23	2,000	2,060,980

Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008, Capital Grant Receipts RB (INS-AGC) (a)	5.25%	06/01/26	1,370	1,391,235

Chicago (City of);
Series 2001 A, Ref. Project Unlimited Tax GO Bonds (INS-NATL) (a)	5.56%	01/01/21	2,000	2,127,500

Series 2001 A, Ref. Project Unlimited Tax GO Bonds (INS-NATL) (a)	5.58%	01/01/22	2,000	2,112,020

Series 2007 A, Ref. Project Unlimited Tax GO Bonds (INS-AGM) (a)(e)(i)	5.00%	01/01/37	6,070	5,820,341

Series 2008, Ref. Water Second Lien RB (INS-AGM) (a)	5.00%	11/01/27	940	967,833

DeKalb County Community Unit School District No. 428;
Series 2008, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	01/01/27	670	698,375

Series 2008, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	01/01/28	305	316,499

Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 B, RB	5.75%	08/15/30	1,635	1,714,330

Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB	5.75%	08/15/29	1,300	1,259,973

Illinois (State of); First Series 2001, Unlimited Tax GO Bonds (INS-NATL) (a)(e)	5.38%	04/01/15	10,000	10,959,100

Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	1,480	1,472,304

See accompanying notes which are an integral part of this schedule.
               Invesco Insured Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois—(continued)
Regional Transportation Authority; Series 1999, Ref. RB (INS-AGM) (a)	5.75%	06/01/21	$4,000	$4,520,880

				38,515,390

Iowa—4.41%
Iowa (State of),
Series 2001, Vision Special Fund RB (INS-NATL) (a)	5.50%	02/15/19	3,600	4,295,196

Series 2001, Vision Special Fund RB (INS-NATL) (a)	5.50%	02/15/20	2,500	2,979,625

Iowa (State of) (Iowa infrastructure Investment Program);
Series 2009 A, Special Obligation RB (e)(i)	5.00%	06/01/25	1,810	1,984,394

Series 2009 A, Special Obligation RB (e)(i)	5.00%	06/01/26	1,355	1,473,576

				10,732,791

Kansas—0.72%
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/29	615	656,949

Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2009 A, Utility System Improvement RB (INS-BHAC) (a)	5.25%	09/01/34	1,060	1,095,680

				1,752,629

Kentucky—1.33%
Kentucky (Commonwealth of) State Property & Buildings Commission (Project No. 93); Series 2009, Ref. RB (INS-AGC) (a)	5.25%	02/01/28	1,640	1,739,089

Louisville & Jefferson County Visitors & Convention Commission (International Convention Center); Series 2004 B, Ref. VRD Dedicated Tax RB (INS-AGM) (a)(f)	0.14%	12/01/22	1,500	1,500,000

				3,239,089

Louisiana—1.29%
Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc. Housing & Parking); Series 2010, RB (INS-AGM) (a)	5.50%	10/01/35	1,600	1,633,232

Louisiana (State of) Public Facilities Authority (Baton Rouge General Medical Center); Series 2004, FHA Insured Mortgage RB (INS-NATL) (a)	5.25%	07/01/33	1,500	1,505,220

				3,138,452

Maryland—1.05%
Maryland (State of) Economic Development Corp. (Maryland Aviation Administration Facilities); Series 2003, Lease RB (INS-AGM) (a)(h)	5.38%	06/01/22	2,500	2,557,625

Massachusetts—5.75%
Massachusetts (State of) Health & Educational Facilities Authority (Boston College); Series 2008 M-2, RB	5.50%	06/01/30	2,000	2,365,620

Massachusetts (State of) Health & Educational Facilities Authority (Harvard University); Series 2009 A, RB (e)	5.50%	11/15/36	6,460	7,068,338

Massachusetts (State of) Health & Educational Facilities Authority (Massachusetts Institute of Technology); Series 2009 O, RB (e)	5.50%	07/01/36	2,090	2,264,891

Massachusetts (State of) Water Resources Authority; Series 2007 B, Ref. General RB (INS-AGM) (a)	5.25%	08/01/31	2,000	2,282,160

				13,981,009

Michigan—1.48%
Detroit (City of); Series 2006 C, Ref. Second Lien Water Supply System RB (INS-AGM) (a)	5.00%	07/01/26	1,200	1,177,524

Wayne State University Board of Governors; Series 2008, Ref. General RB (INS-AGM) (a)	5.00%	11/15/29	1,190	1,228,449

Western Michigan University Board of Trustees; Series 2008, General RB (INS-AGM) (a)	5.00%	11/15/23	1,125	1,192,275

				3,598,248

Minnesota—1.73%
Minneapolis & St. Paul (Cities of) Housing & Redevelopment Authority (Children’s Hospital Clinics); 2007 A, VRD Health Care System RB (INS-AGM) (a)(f)	0.08%	08/15/37	400	400,000

Minneapolis (City of) (Fairview Health Services); Series 2005 D, Health Care System RB (INS-AMBAC) (a)	5.00%	11/15/34	4,000	3,798,680

				4,198,680

See accompanying notes which are an integral part of this schedule.
               Invesco Insured Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Missouri—1.19%
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/24	$295	$321,724

Series 2011 A, Ref. RB	5.50%	09/01/25	515	556,658

Missouri (State of) Joint Municipal Electric Utility Commission (Plum Point); Series 2006, Power RB (INS-NATL) (a)	5.00%	01/01/25	2,000	2,019,060

				2,897,442

Montana—0.31%
Montana (State of) Facility Finance Authority (Benefis Health System Obligated Group); Series 2011 A, Hospital RB (INS-AGC) (a)	5.75%	01/01/31	715	749,020

Nevada—5.48%
Clark (County of); Series 1992 B, Unlimited Tax GO Bonds (INS-AMBAC) (a)	6.50%	06/01/17	4,000	4,906,360

Nevada (State of); Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (INS-AGM) (a)(e)	5.00%	06/01/26	8,000	8,431,840

				13,338,200

New Jersey—3.21%
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC — Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/42	710	660,023

New Jersey (State of) Economic Development Authority; Subseries 2005 N-1, Ref. School Facilities Construction RB (INS-AMBAC) (a)	5.50%	09/01/24	1,195	1,310,449

New Jersey (State of) Educational Facilities Authority (Rowan University); Series 2008 B, Ref. RB (INS-AGC) (a)	5.00%	07/01/26	510	538,111

New Jersey (State of) Housing & Mortgage Finance Agency; Series 2000 CC, Home Buyer RB (INS-NATL) (a)(h)	5.88%	10/01/31	400	400,172

New Jersey (State of) Transportation Trust Fund Authority; Series 2006 C, Transportation System CAB RB (INS-AGC) (a)(d)	0.00%	12/15/26	5,860	2,388,478

New Jersey (State of) Turnpike Authority; Series 2003 A, RB (INS-AMBAC) (a)	5.00%	01/01/30	2,500	2,513,875

				7,811,108

New Mexico—0.62%
Albuquerque (City of); Series 2004 A, Ref. Gross Receipts Lodgers’ Tax RB (INS-AGM) (a)	5.00%	07/01/37	1,500	1,513,365

New York—13.99%
Metropolitan Transportation Authority;
Series 2002 A, Ref. RB (INS-AMBAC) (a)	5.50%	11/15/17	9,000	9,543,870

Series 2002 A, Ref. RB (INS-NATL) (a)	5.00%	11/15/25	2,000	2,031,700

Series 2002 B, RB (INS-NATL) (a)	5.50%	07/01/20	6,805	7,097,071

Series 2010 D, Transportation RB	5.00%	11/15/34	1,100	1,096,205

New York (State of) Dormitory Authority (Montefiore Hospital); Series 2004, FHA Insured Mortgage RB (INS-NATL) (a)	5.00%	08/01/29	2,000	2,022,880

New York (State of) Dormitory Authority (The City of New York);
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (a)	5.50%	05/15/28	1,000	1,117,070

Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (a)	5.50%	05/15/29	940	1,043,221

New York (State of) Energy Research & Development Authority (Brooklyn Union Gas Company); Series 1996, Gas Facilities RB (INS-NATL) (a)	5.50%	01/01/21	5,000	5,016,900

New York (State of) Thruway Authority; Series 2009 A, State Personal Income Tax Transportation RB	5.00%	03/15/25	1,725	1,893,205

New York City (City of) Industrial Development Agency (Queens Baseball Stadium); Series 2006, PILOT RB (INS-AMBAC) (a)	5.00%	01/01/31	1,000	872,630

New York City (City of) Industrial Development Agency (Yankee Stadium); Series 2006, PILOT RB (INS-FGIC) (a)	5.00%	03/01/46	1,045	926,904

See accompanying notes which are an integral part of this schedule.
               Invesco Insured Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York—(continued)
New York City (City of); Subseries 2001 A-6, VRD Unlimited Tax GO Bonds (INS-AGM) (a)(f)	0.45%	11/01/26	$1,375	$1,375,000

				34,036,656

Ohio—1.14%
Cleveland (City of);
Series 2008 B-1, Public Power System CAB RB (INS-NATL) (a)(d)	0.00%	11/15/28	2,125	803,887

Series 2008 B-1, Public Power System CAB RB (INS-NATL) (a)(d)	0.00%	11/15/38	2,800	547,428

Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, RB	5.75%	11/15/35	700	662,263

Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (b)(c)	5.88%	06/01/16	700	771,540

				2,785,118

Oregon—0.73%
Oregon (State of) Department of Administrative Services; Series 2005 B, COP (INS-NATL) (a)	5.00%	11/01/24	1,685	1,768,694

Pennsylvania—7.27%
Delaware (County of) Industrial Development Authority (Aqua Pennsylvania, Inc.); Series 2005 A, Water Facilities RB (INS-NATL) (a)(h)	5.00%	11/01/37	1,500	1,456,065

Pennsylvania (State of) Economic Development Financing Authority (Waste Management, Inc.); Series 2004 A, Solid Waste Disposal RB (b)(c)	3.70%	05/01/15	1,400	1,438,024

Pennsylvania (State of) Turnpike Commission;
Series 2001 R, Turnpike RB (INS-AMBAC) (a)	5.00%	12/01/26	3,000	3,023,100

Series 2004 A, RB (INS-AMBAC) (a)	5.00%	12/01/34	4,000	3,884,280

Philadelphia (City of); Series 2009 B, Limited Tax GO Bonds (INS-AGC) (a)	7.13%	07/15/38	720	798,098

Philadelphia School District; Series 2008 E, Limited Tax GO Bonds (INS-BHAC) (a)	5.13%	09/01/23	1,000	1,075,670

York (City of) General Authority (Harrisburg Parking Authority); Series 1996 C, Pooled Financing VRD RB (INS-AGM) (a)(f)	0.23%	09/01/26	6,000	6,000,000

				17,675,237

Puerto Rico—1.13%
Puerto Rico Sales Tax Financing Corp.;
2010 C, First Sub. Sales Tax RB	5.25%	08/01/41	1,650	1,577,780

First Sub. Series 2009 A, RB (b)(c)(g)	5.00%	08/01/11	1,160	1,169,361

				2,747,141

South Carolina—2.44%
Piedmont Municipal Power Agency; Series 2008 C, Ref. Electric RB (INS-AGC) (a)	5.75%	01/01/34	2,645	2,775,901

South Carolina (State of) Medical University Hospital Authority; Series 2004 A, Ref. FHA Insured Mortgage Hospital Facilities RB (INS-NATL) (a)	5.25%	02/15/25	1,000	1,034,460

South Carolina (State of) Public Service Authority; Series 2003 A, Ref. RB (INS-AMBAC) (a)(e)	5.00%	01/01/22	2,000	2,124,760

				5,935,121

Texas—9.50%
Austin (City of); Series 2001, Ref. Water & Wastewater System RB (INS-AGM) (a)	5.13%	05/15/27	1,840	1,841,582

Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/45	700	701,113

Friendswood Independent School District; Series 2008, Schoolhouse Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/27	800	861,464

Harris Health Facilities Development Corp. (TECO); Series 2008, Thermal Utility RB (INS-AGC) (a)	5.00%	11/15/27	1,840	1,905,338

Houston (City of) Community College System; Series 2008, Sr. Lien Student Fee RB (INS-AGM) (a)	4.50%	04/15/27	225	227,176

Houston (City of) Convention & Entertainment Facilities Department; Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS-AGM) (a)(d)	0.00%	09/01/27	3,615	1,438,915

Houston (City of); Series 2004 B, Ref. First Lien Combined Utility System RB (INS-NATL) (a)	5.25%	05/15/23	4,465	4,831,755

See accompanying notes which are an integral part of this schedule.
               Invesco Insured Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas—(continued)
Houston Community College System; Series 2008, Sr. Lien Student Fee RB (INS-AGM) (a)	5.00%	04/15/26	$1,000	$1,056,750

North Texas Tollway Authority;
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (a)(d)	0.00%	01/01/28	6,700	2,481,479

Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (a)(d)	0.00%	01/01/31	1,455	433,474

San Antonio (City of); Series 2002 A, Water System RB (INS-AGM) (a)	5.00%	05/15/32	2,000	2,002,900

San Jacinto (City of) River Authority (Groundwater Reduction Plan Division);
Series 2011, Special Project RB (INS-AGM) (a)	5.00%	10/01/32	810	812,956

Series 2011, Special Project RB (INS-AGM) (a)	5.00%	10/01/37	885	876,628

Texas (State of) Turnpike Authority; Series 2002, First Tier CAB RB (INS-BHAC) (a)(d)	0.00%	08/15/27	5,735	2,288,552

Victoria Independent School District;
Series 2008, School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/24	410	452,382

Series 2008, School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/25	815	890,159

				23,102,623

Utah—1.56%
Utah (State of) Transit Authority; Series 2008 A, Sales Tax RB (INS-AGM) (a)	5.00%	06/15/36	3,690	3,794,575

Virginia—1.52%
Roanoke (City of) Economic Development Authority (Carilion Clinic Obligated Group); Series 2010, Ref. Hospital RB	5.00%	07/01/33	975	955,802

Roanoke (City of) Industrial Development Authority (Carilion Health System Obligated Group);
Series 2005 A-2, Hospital VRD IDR (INS-AGM) (a)(f)	0.14%	07/01/36	1,900	1,900,000

Series 2005 B, Hospital RB (INS-AGM) (a)	5.00%	07/01/38	850	832,057

				3,687,859

Washington—5.54%
Cowlitz (County of) Public Utility District No. 1; Series 2006, Production System RB (INS-NATL) (a)	5.00%	09/01/31	3,000	3,022,500

King (County of); Series 2001, Ref. Sewer RB (INS-NATL) (a)	5.00%	01/01/31	3,000	3,004,320

Washington (State of) Health Care Facilities Authority (Multi Health System); Series 2007 D, VRD RB (INS-AGM) (a)(f)	0.14%	08/15/41	500	500,000

Washington (State of);
Series 2010 A, Various Purpose Unlimited Tax GO Bonds (e)	5.00%	08/01/29	3,170	3,392,249

Series 2010 A, Various Purpose Unlimited Tax GO Bonds (e)	5.00%	08/01/30	3,335	3,552,075

				13,471,144

West Virginia—0.56%
West Virginia (State of) Economic Development Authority (Appalachian Power Co. — Amos); Series 2010 A, Ref. Solid Waste Disposal Facilities RB (b)	5.38%	12/01/38	1,400	1,371,454

Wisconsin—0.86%
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.63%	05/01/28	1,900	2,089,411

TOTAL INVESTMENTS(j)—149.81% (Cost $358,660,144)				364,454,486

FLOATING RATE NOTE OBLIGATIONS — (22.19)%
Notes with interest rates ranging from 0.18% to 0.73% at 05/31/11 and contractual maturities of collateral ranging from 04/01/15 to 10/01/37(k) (See Note 1D)				(53,975,000)

OTHER ASSETS LESS LIABILITIES—(0.88)%				(2,152,334)

PREFERRED SHARES—(26.74)%				(65,050,000)

NET ASSETS APPLICABLE TO COMMON SHARES—100.00%				$243,277,152

See accompanying notes which are an integral part of this schedule.
     Invesco Insured Municipal Trust

Investment Abbreviations:

AGC	— Assured Guaranty Corp.
AGM	— Assured Guaranty Municipal Corp.
AMBAC	— American Municipal Bond Assurance Corp.*
BHAC	— Berkshire Hathaway Assurance Corp.
CAB	— Capital Appreciation Bonds
CEP	— Credit Enhancement Provider
COP	— Certificates of Participation
FGIC	— Financial Guaranty Insurance Co.
FHA	— Federal Housing Administration
FTA	— Federal Transit Administration
GO	— General Obligation
IDR	— Industrial Development Revenue Bonds
INS	— Insurer
NATL	— National Public Finance Guarantee Corp.
PCR	— Pollution Control Revenue Bonds
PILOT	— Payment-in-Lieu-of-Tax
RAB	— Revenue Anticipation Bonds
RB	— Revenue Bonds
Ref.	— Refunding
SGI	— Syncora Guarantee, Inc.
Sr.	— Senior
Sub.	— Subordinated
VRD	— Variable Rate Demand

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.

(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(d)	Zero coupon bond issued at a discount.

(e)	Underlying security related to Special Purpose Trusts entered into by the Trust. See Note 1D.

(f)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.

(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(h)	Security subject to the alternative minimum tax.

(i)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the Dealer Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $6,175,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the Dealer Trusts.

(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

National Public Finance Guarantee Corp.	33.2%

Assured Guaranty Municipal Corp.	27.7

American Municipal Bond Assurance Corp. *	10.0

Assured Guaranty Corp.	7.1

(k)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at May 31, 2011. At May 31, 2011, the Trust’s investments with a value of $89,230,330 are held by Dealer Trusts and serve as collateral for the $53,975,000 in the floating rate note obligations outstanding at that date.

*	AMBAC filed for bankruptcy on November 8, 2010.
See accompanying notes which are an integral part of this schedule.
     Invesco Insured Municipal Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such
     Invesco Insured Municipal Trust

D. Floating Rate Note Obligations — (continued)
transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.
The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
E.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
           Invesco Insured Municipal Trust

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of May 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended May 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$364,454,486	$—	$364,454,486

NOTE 3 — Investment Securities

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$12,083,576

Aggregate unrealized (depreciation) of investment securities	(5,508,907)

Net unrealized appreciation of investment securities	$6,574,669

Cost of investments for tax purposes is $357,879,817.
     Invesco Insured Municipal Trust

Item 2. Controls and Procedures.
(a)	As of June 10, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 10, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Insured Municipal Trust

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: July 29, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: July 29, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: July 29, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.